CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 5,889,604	$ 829,535	¥ (1,397,284)	¥ (524,766)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	775,042	109,162	918,261	879,729
Amortization of intangible assets	627,100	88,332	584,460	491,032
Net impairment loss (reversal) on financial assets	426,352	60,050	(21,059)	1,326,698
Impairment of goodwill, intangible assets and other long-lived assets	93,417	13,158	148,057	746,705
Impairment loss for equity investments accounted for using equity method	10,369	1,460		2,914
Impairment loss for equity investments accounted for using measurement alternative	28,800	4,056	591,876	183,789
Provision (reversal) of credit losses for financing receivables	(7,573)	(1,067)	18,658	124,335
Deferred tax expenses (benefits)	(328,579)	(46,279)	301,788	(170,065)
Share of results of equity investees	(9,098)	(1,281)	(44,588)	(39,520)
Dividend received from equity method investments	14,862	2,093	27,338	14,800
Fair value changes in investments	(78,320)	(11,031)	512,225	(564,804)
Investment and interest income	(1,413,018)	(199,019)	(767,330)	(425,905)
Foreign currency exchange loss (gain)	93,956	13,233	127,362	(20,988)
Loss (gain) on disposal of property, plant and equipment and intangible assets	629	89	(653)	467
Sharebased compensation expenses	3,215,549	452,901	2,425,249	1,538,287
Changes in assets and liabilities:
Accounts receivable and contract assets	834,677	117,562	5,160,705	2,646,058
Amounts due from and prepayments to related parties	(13,314)	(1,875)	185,386	(106,993)
Prepayments, receivables and other assets	(883,309)	(124,411)	(382,652)	1,450,492
Rightofuse assets	(6,333,845)	(892,103)	(3,509,206)	(418,389)
Other noncurrent assets	(29,481)	(4,152)	(54,005)	(11,331)
Accounts payable	482,543	67,965	(866,389)	(566,709)
Amounts due to related parties	4,665	657	(158,393)	329,823
Employee compensation and welfare payable	(1,219,733)	(171,796)	(957,551)	(1,399,663)
Customer deposits payable	(294,264)	(41,446)	13,491	(2,561,919)
Contract liabilities	1,404,932	197,881	921,104	367,772
Lease liabilities	6,123,445	862,469	4,073,669	588,714
Accrued expenses and other current liabilities	1,585,979	223,380	652,832	80,442
Income taxes payable	156,278	22,011	(41,688)	(418,876)
Other liabilities	(86)	(12)	(909)	52,993
Net cash provided by operating activities	11,157,625	1,571,522	8,460,754	3,595,122
Cash flows from investing activities:
Purchases of held-to-maturity debt investments	(14,513,592)	(2,044,197)	(23,799,933)	(11,525,705)
Maturities of held-to-maturity debt investments	8,918,346	1,256,123	15,796,918	781,074
Purchases of available-for-sale debt investments			(1,242,573)	(8,544,633)
Sales and maturities of available-for-sale debt investments	1,392,881	196,183	2,928,668	715,957
Purchases of other long-term investments	(1,181,611)	(166,426)	(560,575)	(8,751,223)
Disposal and distributions of other long-term investments	338,678	47,702	509,221	542,043
Purchases of other short-term investments	(38,874,183)	(5,475,314)	(34,718,665)	(37,172,628)
Maturities of other short-term investments	41,465,679	5,840,319	36,540,249	37,197,916
Cash paid for business combinations, net of cash acquired	(9,893)	(1,393)	(3,147,760)	(21,842)
Proceeds from disposal of a subsidiary and long-lived assets	14,838	2,090	19,126	18,521
Purchases of property, plant and equipment, intangible assets and other long-lived assets	(873,990)	(123,099)	(793,032)	(1,429,977)
Financing receivables originated	(27,785,767)	(3,913,544)	(11,529,591)	(32,966,185)
Collections of financing receivables principal	27,112,807	3,818,759	11,556,201	36,279,018
Loans to related parties	(47,000)	(6,620)	(50,124)	(28,100)
Repayments of loans from related parties	65,367	9,207	19,515	21,690
Net cash used in investing activities	(3,977,440)	(560,210)	(8,472,355)	(24,884,074)
Cash flows from financing activities:
Cash paid for noncontrolling interests in subsidiaries				(870)
Repurchase of ordinary shares	(5,150,628)	(725,451)	(1,319,796)
Proceeds from issuance of ordinary shares upon exercise of share option	2	1	3	7
Proceeds from short-term borrowings	426,634	60,090	759,000	260,000
Repayments of short-term borrowings	(755,972)	(106,476)	(400,000)
Proceeds from funding debts			133,400	507,543
Repayments of funding debts			(327,600)	(1,840,853)
Dividends paid to equity holders of the Company	(1,425,707)	(200,807)
Liquidation of subsidiaries	(51,020)	(7,186)
Dividends paid to noncontrolling shareholders of subsidiaries	(4,900)	(690)
Net cash used in financing activities	(6,961,591)	(980,519)	(1,154,993)	(1,074,173)
Effect of exchange rate change on cash, cash equivalents and restricted cash	44,608	6,278	28,644	(442,141)
Net increase (decrease) in cash and cash equivalents and restricted cash	263,202	37,071	(1,137,950)	(22,805,266)
Cash and cash equivalents at the beginning of the year	19,413,202	2,734,292	20,446,104	40,969,979
Restricted cash at the beginning of the year	6,181,057	870,584	6,286,105	8,567,496
Total	25,594,259	3,604,876	26,732,209
Cash and cash equivalents at the end of the year	19,634,716	2,765,492	19,413,202	20,446,104
Restricted cash at the end of the year	6,222,745	876,455	6,181,057	6,286,105
Total	25,857,461	3,641,947	25,594,259	26,732,209
Cash, cash equivalents and restricted cash change during the year	263,202	37,071	(1,137,950)	(22,805,266)
Supplemental disclosures:
Cash paid for income taxes	(2,250,992)	(317,046)	(1,446,640)	(2,295,576)
Cash paid for interest	(17,479)	(2,462)	(13,625)	(4,671)
Noncash investing activities
Changes in accounts payable related to property, plant and equipment addition	¥ (2,653)	$ (374)	¥ 93,726	¥ 20,142